INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES
Schedule of inventory and research and development supplies

	December 31,	December 31,	December 31,
	2020	2019	2018
Raw materials	$694,043	$500,263	$301,693
Work in progress	—	—	2,435
Finished goods	145,429	118,387	14,007
	$839,472	$618,650	$318,135

Research and development supplies	$167,378	$671,845	$1,274,653